Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of derivative financial instruments [text block] [Abstract]
Schedule of financial and lease liabilities
	Effective interest	Maturity	December 31,
	rate	date	2020	2019
	%		NIS
Current liabilities:

Lease liabilities	8%	2021	654	694
Loan from others	17.3%	2023-2024	60,421	-

Total current liabilities			61,075	694

Non-current liabilities:

Lease liabilities	8%	2028	6,088	6,809
Liability in respect of government grants	17.3%	-	-	14,812
Loan from others	17.3%	2023-2024	-	123,780

Total non-current liabilities			6,088	145,401

Total financial and lease liabilities			67,163	146,095

Schedule of financial liabilities
	Carrying amount		Fair value
	December 31,		December 31,
	2020	2019	2020	2019
	NIS
Financial liabilities:

Loan from others	94,658	93,077	60,421	123,780

Total	94,658	93,077	60,421	123,780

Schedule of financial and lease liabilities
			Convenience
			translation (Note 2c)
	December 31,		December 31,
	2019	2020	2020
	N I S		U.S. dollars
Financial liabilities at amortized costs:

Trade payables	17,062	1,868	581
Other payables	1,203	2,381	741
Liability in respect of Government grants	14,812	-	-
Lease Liabilities	7,503	6,742	2,097
Loan from others	123,780	60,421	18,793

	164,360	71,412	22,212
Financial liabilities at fair value through profit and loss:

Warrants measured at fair value	16,354	-	-

Total Financial liabilities	180,714	71,412	22,212

Total current	18,959	64,189	19,965
Total non-current	161,755	7,223	2,247

Schedule of maturity profile of financial liabilities based on contractual undiscounted payments
	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
	NIS

Trade payables	1,869	-	-	-	-	-	1,869
Other payables	1,246	1,135					2,381
Lease liabilities	1,128	1,128	1,174	1,174	1,174	2,936	8,714
Loans from others	-	78,883	15,775	-	-	-	94,658

	4,243	81,146	16,949	1,174	1,174	2,936	107,622
	Less than one year	1 to 2 years	2 to 3 years	3 to 4 years	4 to 5 years	> 5 years	Total
	NIS

Trade payables	17,062	-	-	-	-	-	17,062
Other payables	1,203	-	-	-	-	-	1,203
Lease liabilities	1,238	1,153	1,128	1,128	1,174	4,156	9,977
Loans from others	-	4,180	8,361	89,956	32,204	208,090	342,791
Liability in respect of Government grants	-	4,189	8,377	11,173	-	-	23,739

	19,503	9,522	17,866	102,257	33,378	212,246	394,772

Schedule of changes in liabilities arising from financing activities
	Loans from others	Lease liabilities	Total liabilities arising from financing activities
	NIS

Balance as of January 1, 2019	94,360	-	94,360

Adoption of IFRS 16	-	8,084	8,084
Cash flows	15,337	(581)	14,756
Effect of changes in fair value	14,083	-	14,083

Balance as of December 31, 2019	123,780	7,503	131,283
Cash flows	-	(761)	(761)
Effect of changes in fair value	(63,359)	-	(63,359)

Balance as of December 31, 2020	60,421	6,742	67,163